Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties - Transactions with the related parties [Line Items]
Total		₩ 26,270	₩ 27,443	₩ 27,614
BNP Paribas Cardif Life Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		4,125	1,890	3,023
General and administrative expenses		0	(1)	(2)
Interest expense		(57)	(52)	(13)
Provision for credit loss		(2)	0	0
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	42	323
Key management personnel and their immediate relatives
Related parties - Transactions with the related parties [Line Items]
Interest income		242	205	122
Shinhan EZ General Insurance, Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	0	2	10
Interest expense		0	(1)	(1)
Reversal of credit losses		0	5	6
SM New Technology Business Investment Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[2]	0	0	187
Partners 4th Growth Investment Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense	[3]	0	(12)	(11)
Shinhan-Albatross Tech Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		115	146	129
Interest expense		(4)	(7)	0
Shinhan-Midas Dong-A Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	121	115
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		173	181	271
Shinhan-PS Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		25	15	20
Nomura Rifa Private Real Estate Investment Trust No.19 [Member]
Related parties - Transactions with the related parties [Line Items]
Interest income		568	522	530
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,262	1,550	974
KOREA FINANCE SECURITY CO., LTD
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		4	6	8
Interest expense		0	0	(1)
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		589	140	1,028
Shinhan-Rhinos 1 Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[4]	0	61	47
SHINHAN-CORE TREND GLOBAL FUND 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[4]	0	0	106
Kiwoom-Shinhan Innovation Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		140	118	240
One Shinhan Global Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	104	208
FuturePlay-Shinhan Tech Innovation Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		56	227	241
Korea Credit Bureau
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		14	13	14
Interest expense		0	0	(9)
Goduck Gangil1 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest income		143	377	754
Reversal of credit losses		20	31	20
SBC PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	808	776
Interest expense		(13)	(23)	(14)
Goduck Gangil10 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest expense		(647)	(738)	(78)
Interest income		69	171	283
Reversal of credit losses		4	14	(4)
COSPEC BIM tech
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		0	0	95
Interest income	[2]	0	0	41
Korea Omega Project Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		166	180	180
New Green Shinhan Mezzanine Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[2]	0	0	334
Sparklabs-Shinhan Opportunity Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		39	202	202
EDNCENTRAL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	3,212	714
Interest income		0	267	1,140
Kakao-Shinhan 1st TNYT Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		386	386	386
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	5,474
Interest income	[2]	0	0	1
Open-Shinhan Portfolio Investment Association No. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	59
Future-Creation Neoplux Venture Capital Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	53	308
Interest income		86	74	31
Neoplux Market-Frontier Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		592	904	954
Gyeonggi-Neoplux Superman Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		551	623	621
Shinhan-Neoplux Energy Newbiz Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		906	978	1,002
NewWave 6th Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		984	1,014	1,210
SHINHAN-NEO Core Industrial Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		496	498	498
KTC-NP Growth Champ 2011-2 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest income	[3]	36	59	26
Neoplux No.3 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2,676	3,190	2,433
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[4]	0	0	83
SHINHAN-NEO Market-Frontier 2nd Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,596	2,050	2,026
Korea Digital Asset Custody
Related parties - Transactions with the related parties [Line Items]
Interest expense		0	0	(2)
SWK-Shinhan New Technology Investment Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		61	76	41
Ulmus SHC innovation investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		91	94	63
iPIXEL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest income		0	1	2
CJL No.1 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(10)	(7)	(2)
Reverent-Shinhan Vista Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		80	40	90
Hermes Private Investment Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		0	0	(1)
Kiwoom-Shinhan Innovation Fund 2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		268	279	115
ETRI Holdings-Shinhan 1st Unicorn Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		100	100	32
Shinhan-Time mezzanine blind Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		226	107	300
Shinhan VC tomorrow venture fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3,280	3,400	419
JS Shinhan Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		600	587	250
Shinhan Smilegate Global PEF I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	49	189
Stonebridge-Shinhan Unicorn Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		444	591	0
Shinhan-Kunicorn first Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		232	261	0
Shinhan Quantum Startup Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		153	125	0
Shinhan Simone Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		78	78	0
ShinhanFitrin 1st Technology Business Investment Association
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		85	59	0
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	(1)	0
Logisvalley Shinhan REIT Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		163	458	0
Interest expense		(2)	(1)	0
Interest income		1,841	1,018	0
Provision for credit loss		(8)	(28)	0
Shinhan Dev healthcare Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		77	66	0
Shinhan-Cognitive Start-up Fund L.P.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		188	192	0
Global Commerce Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		30	10	0
Shinhan-HGI Social Enterprise Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		63	27	0
Shinhan WWG Energy Fund New Technology Venture Investment Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		45	22	0
IGISShinhan New Technology Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		36	36	0
ShinhanG.N.Tech Smart Innovation Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		260	81	0
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[5]	0	6	0
SH Global Net Zero Solution Security Investment Trust [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		75	82	0
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		16	0	0
Newlake Growth Capital Partners2 PEF [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense	[3]	0	(1)	0
Shinhan Global Active REIT Co.Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		17	0	0
Interest expense		(2)	(1)
DeepBlue No.1 Private Equity Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense	[3]	0	(2)	0
DS SHINHAN Content Investment Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		18	18	0
Shinhan Time 1st Investment fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		26	4	0
SHINHAN SGC ESG Fund No.1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		115	5	0
ShinhanSneak Peek BioHealthcare Bounce Back Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		125	4	0
Shinhan-iSquare Venture PEF 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		100	3	0
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		42	0	0
DS-Shinhan-JBWoori New Media New Tehcnology Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		216	0	0
NH-J&-IBKC Label Technology Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(12)	0	0
Bonanza-Shinhan GIB Innovative Semiconductor Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		55	0	0
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		113	0	0
Shinhan M&A-ESG Investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		726	0	0
Shinhan-JW Mezzanine New Technology Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		46	0	0
K REITS Infra Real estate
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		25	0	0
MAN Global Strategy Bond(H)
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2	0	0
Shinhan time secondary blind new technology investment trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		71	0	0
Shinhan-openwater pre-IPO Investment Trust 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		36	0	0
Shinhan-CJ Technology Innovation Fund No. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		88	0	0
Shinhan-Eco Venture Fund 2nd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		49	0	0
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		87	0	0
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		94	0	0
Shinhan HB Wellness 1st Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		35	0	0
Shinhan JN Wave Technology Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2	0	0
Shinhan General Private Real Estate Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		13	0	0
Shinhan-Timefolio Bio Accelerator Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		163	0	0
Shinhan DS Secondary Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		139	0	0
Fortress-shinhan New Tech Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		27	0	0
Shinhan-Ulmus Sobujang hyeokshin Enterprise Investment Association No.7
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		18	0	0
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		₩ 25	₩ 0	₩ 0

[1]	It is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance Co., Ltd for the year ended December 31, 2022. The transaction amount for the years ended December 31, 2021 and 2022 is the amount before being incorporated into the consolidation target.
[2]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.
[3]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2023.
[4]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2022.
[5]	It is incorporated into the consolidation target as the Group held control due to increased equity ratio for the year ended December 31, 2023.